Intangible Assets, Net (Other Than Goodwill) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net (other than goodwill)
	Customer Relationships	Acquired and Developed Software	Intellectual Property	Patents	Total

Useful Lives	10 Years	5 Years	10 Years	N/A

Carrying Value at December 31, 2020	$811,303	$3,171,394	$416,471	$128,308	$4,527,476
Additions	-	-	-	10,829	10,829
Amortization	(82,963)	(466,294)	(40,667)	(6,834)	(596,758)
Carrying Value at June 30, 2021	$728,340	$2,705,100	$375,804	$132,303	$3,941,547

	Customer Relationships	Acquired and Developed Software	Intellectual Property	Patents	Total

Cost	$1,587,159	$4,476,273	$828,580	$142,424	$7,034,436
Accumulated amortization	(858,819)	(1,771,173)	(452,776)	(10,121)	(3,092,889)
Carrying Value at June 30, 2021	$728,340	$2,705,100	$375,804	$132,303	$3,941,547

	Customer Relationships	Acquired and Developed Software	Intellectual Property	Non-Compete	Patents	Total
Useful Lives	10 Years	5 Years	10 Years	10 Years

Carrying Value at December 31, 2018	$1,128,734	$908,893	$1,191,942	$2,433	$78,182	$3,310,184
Additions	-	3,111,668	-	-	30,695	3,142,363
Impairment of assets	-	-	(154,622)	-	-	(154,622)
Amortization	(158,715)	(368,637)	(174,528)	(2,433)	-	(704,313)
Carrying Value at December 31, 2019	970,019	3,651,924	862,792	-	108,877	5,593,612
Additions	-	404,720	-	-	22,721	427,441
Amortization	(158,716)	(885,250)	(148,384)		(3,290)	(1,195,640)
Impairment of assets	-	-	(297,937)	-	-	(297,937)
Carrying Value at December 31, 2020	$811,303	$3,171,394	$416,471	$-	$128,308	$4,527,476

Schedule of future amortization expense of intangible assets
Fiscal Year Ending December 31,
Remainder of 2021	$593,476
2022	1,093,618
2023	1,042,629
2024	818,316
2025	301,699
Thereafter	91,809
$3,941,547

2021	$1,185,868
2022	1,092,535
2023	1,041,546
2024	817,959
2025	327,063
Thereafter	62,505
$4,527,476

Shedule of intangible assets
	Customer Relationships	Acquired and Developed Software	Intellectual Property	Non-Compete	Patents	Total
Cost	$1,587,159	$4,476,271	$828,580	$14,087	$131,598	$7,037,695
Accumulated amortization	(775,856)	(1,304,877)	(412,109)	(14,087)	(3,290)	(2,510,219)
Carrying Value at December 31, 2020	$811,303	$3,171,394	$416,471	$-	$128,308	$4,527,476

	Customer Relationships	Acquired and Developed Software	Intellectual Property	Non-Compete	Patents	Total
Cost	$1,587,159	$4,071,550	$1,498,363	$14,087	$108,877	$7,280,036
Accumulated amortization	(617,140)	(419,626)	(635,571)	(14,087)	-	(1,686,424)
Carrying Value at December 31, 2019	$970,019	$3,651,924	$862,792	$-	$108,877	$5,593,612